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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-17217
                                                                       811-07953


                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED JANUARY 19, 2000 TO THE
                        PROSPECTUS DATED AUGUST 30, 1999


This Supplement updates certain information contained in the above-dated Prospectus of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas , New York, New York 10104.

             INFORMATION REGARDING THE ALLIANCE HIGH YIELD PORTFOLIO

The information below updates information regarding the Alliance High Yield Portfolio and should replace that located in the second paragraph of the section of the Prospectus entitled "Who Manages the Portfolio":

         Since January 2000, Nelson Jantzen has been responsible for the day-to-day management of the Portfolio. Mr. Jantzen is a Senior Vice President and Portfolio Manager in the Global High Yield Group and is responsible for the management of domestic high yield securities. Mr. Jantzen joined Alliance Capital in 1993.

       INFORMATION REGARDING THE CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

The information below updates information regarding the Capital Guardian International Portfolio:

         The eighth paragraph of the section entitled "Who Manages the Portfolio" relating to John McIllwraith is hereby deleted in its entirety.

          INFORMATION REGARDING THE CAPITAL GUARDIAN RESEARCH PORTFOLIO

The information provided below updates information regarding the Capital Guardian Research Portfolio and should replace that located in the second paragraph of the section of the Prospectus entitled "The Investment Strategy":

         The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities).

           INFORMATION REGARDING THE LAZARD LARGE CAP VALUE PORTFOLIO

The information provided below updates information regarding the Lazard Large Cap Value Portfolio and should replace that located in the second paragraph of the section of the Prospectus entitled "Who Manages the Portfolio":


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         The Portfolio Managers, responsible for the day-to-day management of the Portfolio are Herbert W. Gullquist, Vice Chairman, Managing Director and Chief Investment Officer of LAM, who has been with LAM since 1982; and Eileen D. Alexanderson, a Managing Director of LAM responsible for U.S./Global equity management and overseeing the day-to-day operations of the U.S./Global equity investment teams, who has been with LAM since 1979.

        INFORMATION REGARDING THE MFS EMERGING GROWTH COMPANIES PORTFOLIO

The information provided below updates information regarding the MFS Emerging Growth Companies Portfolio and should replace that located in the fourth paragraph of the section of the Prospectus entitled "The Investment Strategy":

         In addition, up to 25% of the Portfolio's assets may be invested in foreign securities, including those in emerging markets, or in cash and cash equivalents.

           INFORMATION REGARDING THE MFS GROWTH WITH INCOME PORTFOLIO

The information provided below updates information regarding the MFS Growth with Income Portfolio and should replace that located in the third paragraph of the section entitled "The Investment Strategy":

         The Portfolio may invest up to 20% of its assets in foreign securities, including those of emerging markets and depository receipts, through which it may have exposure to foreign currencies.

                INFORMATION REGARDING THE MFS RESEARCH PORTFOLIO

The information provided below updates information regarding the MFS Research Portfolio and should replace that located in the third paragraph of the section entitled "The Investment Strategy":

         The Portfolio may invest up to 20% of its assets in foreign securities, including those in emerging markets and depository receipts, through which it may have exposure to foreign currencies.

       INFORMATION REGARDING THE EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

The information provided below updates information regarding the EQ/Putnam Growth & Income Value Portfolio and should replace that located in the second paragraph of the section of the Prospectus entitled "Who Manages the Portfolio":

         Effective January 2000, Deborah Kuenstner will be the Portfolio Manager responsible for the day-to-day management of the Portfolio. Ms. Kuenstner is Managing Director, Chief Investment Officer of the Large Cap Value Equities



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         Group and joined Putnam in 1997 as Senior Vice President and Senior
         Portfolio Manager in the International Core and Value Equity Group. Prior to joining Putnam, Ms. Kuenstner was the Senior Portfolio Manager, International Equities, of the DuPont Pension Fund Investment from 1989 to 1997.